Accounts Receivables - Summary of Accounts Receivable and Ageing Analysis (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Line Items]
Accounts receivable	¥ 2,731	¥ 3,630
Less: loss allowance for expected credit losses	(61)	(20)	¥ (14)
Accounts receivable, net	2,670	3,610
Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	2,731	3,630
Up to 3 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	2,127	2,804
3 to 6 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	119	321
Over 6 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	¥ 485	¥ 505